Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net
Note 12 – Intangible Assets, Net

A.	Composition:

	Goodwill	PPA*	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2021	21,596	-	2,372	23,968
Acquisitions as part of business combinations	118,458	110,446	3,410	232,314
Acquisitions – self development	-	-	1,451	1,451
Disposals	-	-	-	-
Translation differences	158	-	237	395
	140,212	110,446	7,470	258,128

Amortization
Balance as at January 1, 2021	21,455	-	1,061	22,516
Amortization for the year	-	10,947	339	11,286
Disposals	-	-	-	-
Translation differences	-	-	44	44
Balance as at December 31, 2021	21,455	10,947	1,444	33,846

Carrying value
As at January 1, 2021	141	-	1,311	1,452
As at December 31, 2021	118,757	99,499	6,026	224,282

*Relates to the acquisition of CPV Keenan, which is part of the CPV Group. Refer to Note 10.A.1.i for further information.

	Goodwill	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2020	21,586	1854	23,440
Acquisitions – self development	-	368	368
Disposals	-	(3)	(3)
Translation differences	10	153	163
	21,596	2,372	23,968

Amortization
Balance as at January 1, 2020	21,455	752	22,207
Amortization for the year	-	249	249
Disposals	-	(3)	(3)
Translation differences	-	63	63
Balance as at December 31, 2020	21,455	1,061	22,516

Carrying value
As at January 1, 2020	131	1,102	1,233

B.	The total carrying amounts of intangible assets with a finite useful life and with an indefinite useful life or not yet available for use

	As at December 31,
	2021	2020
	$ Thousands
Intangible assets with a finite useful life	105,525	1,311
Intangible assets with an indefinite useful life or not yet available for use	118,757	141
	224,282	1,452

C.	Impairment testing of a cash-generating unit

As part of the acquisition of the CPV Group as described in Note 10.A.1.i, on the acquisition date, OPC recognized goodwill of $105 million, which reflects the potential of future activities of CPV Group in the market in which it operates. Goodwill was attributed in full to CPV Group, which is a cash-generating unit.

OPC conducted an annual impairment test as of December 31, 2021. OPC has considered the report from a qualified external valuer regarding the recoverable amount of the cash-generating unit based on discounted expected future cash flows provided by OPC. Projects under commercial operation and projects under construction were estimated by discounting expected future cash flows before tax and the weighted average cost of capital (WACC) after tax. Projects under development were estimated at cost.

Below are the main assumptions used in the valuation:

1.
Forecast years - represents the period spanning from January 1, 2022 to December 31, 2054, based on the estimate of the economic life of the power plants and their value as at the end of the forecast period.

2.
Market prices and capacity - market prices (electricity, gas, capacity, etc.) were provided by an external independent appraiser, the cash flow forecasts were made for each power plant separately, taking into account the relevant electricity market (NYISO, ISO-NE, PJM and SPP) and the relevant regulation.

3.	The annual inflation rate of 2.6% equals the derived 10-year inflation rate as of the estimate date.

4.	The WACC - calculated for each material project separately, and ranges between 4.75% (project with agreements for sale of the entire capacity) and 8.5%.

OPC used a relevant discount rate reflecting the specific risks associated with the future cash flow of a cash-generating unit.

As of December 31, 2021, the recoverable amount of the cash-generating unit of the CPV Group exceeds its book value and therefore, no impairment has been recognized for them. The fair value measurement was classified at Level 3 due to the use of input that is not based on observable market inputs in the assessment model.

As of the report date, in accordance with management's assessments regarding future industry trends, which are based on external and internal sources, OPC has not identified any key assumptions in which possible likely changes may occur, which would cause the CPV Group's recoverable amount to decrease below its carrying amount.